Shareholder Report, Holdings (Details)	May 31, 2024
C000016734 | NR
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016734 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016734 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016734 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016734 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016734 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016734 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000016734 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016734 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016734 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016734 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016734 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016734 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016738 | NR
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016738 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016738 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016738 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016738 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016738 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016738 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000016738 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016738 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016738 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016738 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016738 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016738 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016737 | NR
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016737 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016737 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016737 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016737 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016737 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016737 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000016737 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016737 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016737 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016737 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016737 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016737 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016739 | NR
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000016739 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016739 | AA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016739 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016739 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016739 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000016739 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000016739 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016739 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016739 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016739 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016739 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016739 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	2.00%